Condensed Financial Statements of Parent Company (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 524,454	$ 75,537	¥ 198,523	$ 28,593	¥ 61,830	¥ 77,960
Prepayments and other current assets	160,087	23,057	107,046
Total current assets	1,166,272	167,978	585,106
Non-current assets:
Total non-current assets	60,054	8,649	40,801
Total assets	1,226,326	176,627	625,907
Current liabilities:
Accrued expenses and other current liabilities	58,473	8,422	70,908
Total current liabilities	413,764	59,594	360,133
Total liabilities	413,764	59,594	360,133
Commitments and contingencies
Mezzanine equity
Convertible preferred shares			476,018
Shareholders' equity/(deficit):
Additional paid-in capital	1,090,992	157,136
Accumulated other comprehensive loss	(10,879)	(1,567)	(19,052)
Accumulated deficit	(268,081)	(38,612)	(191,644)
Gridsum's shareholders' equity/(deficit)	812,231	116,985	(210,628)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	1,226,326	176,627	625,907
Convertible Redeemable Series A Preferred Shares
Mezzanine equity
Convertible preferred shares			40,181
Convertible Redeemable Series A-1 Preferred Shares
Mezzanine equity
Convertible preferred shares			28,492
Convertible Redeemable Series B Preferred Shares
Mezzanine equity
Convertible preferred shares			126,641
Convertible Redeemable Series C Preferred Shares
Mezzanine equity
Convertible preferred shares			280,704
Class A Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	31	4	31
Class B Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	168	24	37
Gridsum Holding Inc.
Current assets:
Cash and cash equivalents	316,210	45,544	19,616	$ 2,825
Amounts due from subsidiaries and VIEs	290,646	41,862	64,550
Prepayments and other current assets	3,187	459	3,556
Total current assets	610,043	87,865	87,722
Non-current assets:
Investment in subsidiaries and VIEs	214,348	30,873	177,921
Total non-current assets	214,348	30,873	177,921
Total assets	824,391	118,738	265,643
Current liabilities:
Accrued expenses and other current liabilities	12,160	1,753	253
Total current liabilities	12,160	1,753	253
Total liabilities	12,160	1,753	253
Commitments and contingencies
Mezzanine equity
Convertible preferred shares			476,018
Shareholders' equity/(deficit):
Additional paid-in capital	1,090,992	157,136
Accumulated other comprehensive loss	(10,879)	(1,567)	(19,052)
Accumulated deficit	(268,081)	(38,612)	(191,644)
Gridsum's shareholders' equity/(deficit)	812,231	116,985	(210,628)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	824,391	118,738	265,643
Gridsum Holding Inc. | Convertible Redeemable Series A Preferred Shares
Mezzanine equity
Convertible preferred shares			40,181
Gridsum Holding Inc. | Convertible Redeemable Series A-1 Preferred Shares
Mezzanine equity
Convertible preferred shares			28,492
Gridsum Holding Inc. | Convertible Redeemable Series B Preferred Shares
Mezzanine equity
Convertible preferred shares			126,641
Gridsum Holding Inc. | Convertible Redeemable Series C Preferred Shares
Mezzanine equity
Convertible preferred shares			280,704
Gridsum Holding Inc. | Class A Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	31	4	31
Gridsum Holding Inc. | Class B Ordinary Shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 168	$ 24	¥ 37